Prepaid Expense and Other Current Assets	6 Months Ended
Jun. 30, 2025
Prepaid Expense and Other Current Assets [Abstract]
PREPAID EXPENSE AND OTHER CURRENT ASSETS

NOTE 6 — PREPAID EXPENSE AND OTHER CURRENT ASSETS

The prepaid expense and other current assets consist of the following:

	June 30,	December 31,
	2025	2024
Prepaid operating cost	$1,327,258	$1,939,706
Prepaid service cost	45,098	51,730
Others	42,444	13,453
Total	$1,414,800	$2,004,889